LOANS (excluding covered loans) - Loan Delinquency, including Nonaccrual Loans (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	$ 3,179,064,000	$ 2,968,447,000	$ 2,816,093,000
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	861,033,000	856,981,000	800,253,000
Real estate-construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	73,517,000	114,974,000	163,543,000
Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	1,417,008,000	1,233,067,000	1,139,931,000
Real estate-residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	318,210,000	287,980,000	269,173,000
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	56,810,000	67,543,000	69,711,000
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	367,500,000	358,960,000	341,310,000
All other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	84,986,000	48,942,000	32,172,000
Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	12,367,000	18,789,000
60 - 89 days past due	5,411,000	2,964,000
> 90 days past due	41,660,000	50,326,000
Total Past due	59,438,000	72,079,000
Current	3,119,626,000	2,896,368,000
Total loans, excluding covered loans	3,179,064,000	2,968,447,000
> 90 days past due and still accruing	212,000	191,000
Non Covered Loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	1,770,000	2,964,000
60 - 89 days past due	832,000	96,000
> 90 days past due	4,197,000	7,473,000
Total Past due	6,799,000	10,533,000
Current	854,234,000	846,448,000
Total loans, excluding covered loans	861,033,000	856,981,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Real estate-construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	47,000
60 - 89 days past due	0	0
> 90 days past due	892,000	17,004,000
Total Past due	892,000	17,051,000
Current	72,625,000	97,923,000
Total loans, excluding covered loans	73,517,000	114,974,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	2,549,000	4,940,000
60 - 89 days past due	1,931,000	2,102,000
> 90 days past due	27,966,000	16,654,000
Total Past due	32,446,000	23,696,000
Current	1,384,562,000	1,209,371,000
Total loans, excluding covered loans	1,417,008,000	1,233,067,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	6,071,000	8,602,000
60 - 89 days past due	1,463,000	236,000
> 90 days past due	6,113,000	7,012,000
Total Past due	13,647,000	15,850,000
Current	304,563,000	272,130,000
Total loans, excluding covered loans	318,210,000	287,980,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	280,000	437,000
60 - 89 days past due	148,000	53,000
> 90 days past due	344,000	355,000
Total Past due	772,000	845,000
Current	56,038,000	66,698,000
Total loans, excluding covered loans	56,810,000	67,543,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	1,311,000	1,304,000
60 - 89 days past due	869,000	246,000
> 90 days past due	1,440,000	1,637,000
Total Past due	3,620,000	3,187,000
Current	363,880,000	355,773,000
Total loans, excluding covered loans	367,500,000	358,960,000
> 90 days past due and still accruing	0	0
Non Covered Loans | All other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	386,000	495,000
60 - 89 days past due	168,000	231,000
> 90 days past due	708,000	191,000
Total Past due	1,262,000	917,000
Current	83,724,000	48,025,000
Total loans, excluding covered loans	84,986,000	48,942,000
> 90 days past due and still accruing	$ 212,000	$ 191,000